Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	£ 2,999	£ 3,011
Present value of defined benefit obligation	(2,493)	(2,534)
Net pension asset/ (liability)	506	477
Other post-retirement medical benefit obligation	(17)	(19)
Other pension accruals	(7)	(8)
Net retirement benefit asset	482	450
Retirement benefit assets	518	491
Retirement benefit obligations	(36)	(41)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	2,994	2,927
Present value of defined benefit obligation	(2,480)	(2,443)
Net pension asset/ (liability)	514	484
Other funded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	5	84
Present value of defined benefit obligation	(1)	(77)
Net pension asset/ (liability)	4	7
Other unfunded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	0	0
Present value of defined benefit obligation	(12)	(14)
Net pension asset/ (liability)	£ (12)	£ (14)